UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2011

Semi-Annual Repor t

Western Asset

Money Market Fund

Western Asset

Government Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Partners Money Market Trust

Funds’ objective

Each Fund seeks maximum current income and preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Money Market Fund and Western Asset Government Money Market Fund for the six-month reporting period ended February 28, 2011. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Special shareholder notice

The Board of Trustees of Western Asset Money Market Fund approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012. The liquidation of the Fund will occur in multiple stages, which commenced with the liquidation of Class I shares in August 2010.

It is expected that all share classes of the Fund, other than Class I, will continue to be offered through intermediaries that currently have relationships with the Fund and to current shareholders having accounts directly with the Fund until final liquidation. The Fund is closed to new investors. Fund shareholders were previously provided with additional information relating to the liquidation, including possible tax consequences to shareholders.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 25, 2011

Legg Mason Partners Money Market Trust	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand over the six months ended February 28, 2011. During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, rising interest rates negatively impacted some sectors of the fixed-income market. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7% and 2.6% during the first, second and third quarters of 2010, respectively. The economy then expanded 3.1% during the fourth quarter.

Turning to the job market, the unemployment rate moved lower during the last three months of the reporting period, though it remained elevated. The unemployment rate fell to 9.4% in December 2010 and 9.0% in January 2011. It then dipped to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in February 2011 that approximately 13.7 million Americans looking for work have yet to find a job, and almost 44% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined 9.6% in February and the inventory of unsold homes was an 8.6 month supply at the current sales level, versus a 7.5 month supply in January. In addition, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $156,100 in February 2011, down 5.2% from February 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown nineteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4.

IV	Legg Mason Partners Money Market Trust

Investment commentary (cont’d)

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first two months of the reporting period. The markets then experienced a sharp sell-off in mid-November and again in mid-February 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in March 2011, the Fed said it “will maintain the target range for the federal funds rateiv at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

Fixed-income market review

After producing mixed results in August (prior to the beginning of the reporting period), most spread sectors (non-Treasuries) rallied in September and October. This turnaround was triggered by the Fed indicating the possibility of another round of quantitative easing. The spread sectors started to weaken toward the middle of November as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While several spread sectors largely regained their footing during the second half of the reporting period, others remained weak given ongoing uncertainties in Europe, concerns regarding economic growth in China and its potential impact on the global economy, and geopolitical unrest in Egypt and Libya.

Both short- and long-term Treasury yields fluctuated but, overall, moved higher during the six months ended February 28, 2011. When the period began, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively. Treasury yields initially moved lower, with two-year Treasuries hitting their low for the period of 0.33% on November 4, 2010. Ten-year Treasuries reached their trough of 2.41% in early October. Yields then moved sharply higher given expectations for stronger growth in

Legg Mason Partners Money Market Trust	V

2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya. When the period ended on February 28, 2011, two- and ten-year Treasury yields were 0.69% and 3.42%, respectively. With the Fed keeping the federal funds rate at a historical low, the yields available from money market securities remained extremely low during the reporting period.

Performance review

Western Asset Money Market Fund

As of February 28, 2011, the seven-day current yield for Class A shares of Western Asset Money Market Fund (the “Money Market Fund”) was 0.06% and the seven-day effective yield, which reflects compounding, was 0.06%.1

Western Asset Government Money Market Fund

As of February 28, 2011, the seven-day current yield for Class A shares of Western Asset Government Money Market Fund (the “Government Money Market Fund”) was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Legg Mason Partners Money Market Trust Yields as of February 28, 2011 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Money Market Fund:
Class A	0.06%	0.06%
Class B	0.01%	0.01%
Class C	0.01%	0.01%
Government Money Market Fund:
Class A	0.01%	0.01%
Class I	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares of the Money Market Fund would have been -0.25%; the seven-day current yield and the seven-day effective yield for Class B shares of the Money Market Fund would have been -1.22%; the seven-day current yield and the seven-day effective yield for Class C shares of the Money Market Fund would have been -0.79%; the seven-day current yield and the seven-day effective yield for Class A shares of the Government Money Market Fund would have been -0.36%; and the seven-day current yield and the seven-day effective yield for Class I shares of the Government Money Market Fund would have been -0.67%.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

VI	Legg Mason Partners Money Market Trust

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 25, 2011

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Western Asset Money Market Fund

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2011 and August 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Fund at a glance† (unaudited) (cont’d)

Western Asset Government Money Market Fund

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2011 and August 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2010 and held for the six months ended February 28, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]
Western Asset Money Market Fund							Western Asset Money Market Fund
Class A	0.03%		$1,000.00	$1,000.30	0.30%	$1.49	Class A	5.00%	$1,000.00	$1,023.31	0.30%	$1.51
Class B	0.00	[4]	1,000.00	1,000.00	0.36	1.79	Class B	5.00	1,000.00	1,023.01	0.36	1.81
Class C	0.00	[4]	1,000.00	1,000.00	0.35	1.74	Class C	5.00	1,000.00	1,023.06	0.35	1.76
Western Asset Government Money Market Fund							Western Asset Government Money Market Fund
Class A	0.02%		$1,000.00	$1,000.20	0.20%	$0.99	Class A	5.00%	$1,000.00	$1,023.80	0.20%	$1.00
Class I	0.01		1,000.00	1,000.10	0.20	0.99	Class I	5.00	1,000.00	1,023.80	0.20	1.00

[1]	For the six months ended February 28, 2011, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]	Amount represents less than 0.005%.

†	In order to maintain a minimum yield, additional waivers were implemented.

4	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Schedules of investments (unaudited)

February 28, 2011

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Bank Notes — 0.4%
Bank of America N.A.	0.603%	6/22/11	$50,000,000	$50,000,000	(a)
Certificates of Deposit — 25.3%
Bank of Montreal	0.200%	3/3/11	125,000,000	125,000,000
Bank of Montreal	0.240%	4/1/11	100,000,000	100,000,000
Bank of Nova Scotia	0.270%	4/21/11	47,000,000	47,000,665
Bank of Tokyo Mitsubishi	0.380%	3/28/11	64,000,000	64,000,000
Bank of Tokyo Mitsubishi	0.380%	5/6/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi	0.360%	5/9/11	95,000,000	95,000,000
Barclays Bank PLC	0.570%	7/18/11	80,000,000	80,000,000
Barclays Bank PLC	0.580%	7/29/11	14,000,000	14,000,000
BNP Paribas NY Branch	0.410%	3/25/11	60,000,000	60,000,000
BNP Paribas NY Branch	0.260%	4/8/11	75,000,000	75,000,000
BNP Paribas NY Branch	0.653%	6/22/11	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.460%	7/1/11	115,000,000	115,000,000	(a)
Citibank N.A.	0.360%	3/23/11	149,250,000	149,250,000
Credit Agricole Corporate and Investment Bank	0.350%	4/21/11	90,000,000	90,000,000
Credit Suisse NY	0.300%	4/14/11	110,000,000	110,000,000
Deutsche Bank AG NY	0.300%	4/8/11	100,000,000	100,000,000
Deutsche Bank AG NY	0.340%	5/16/11	70,000,000	70,000,000
DnB NOR Bank ASA	0.300%	4/8/11	125,000,000	125,000,000
Intesa San Paulo SpA NY	0.450%	3/7/11	112,000,000	112,000,000
Nordea Bank Finland NY	0.450%	5/3/11	24,500,000	24,502,130
Nordea Bank Finland PLC	0.300%	4/14/11	75,000,000	75,000,000
Nordea Bank Finland PLC	0.310%	4/21/11	50,000,000	50,000,000
Nordea Bank Finland PLC	0.320%	4/21/11	70,000,000	70,000,000
Rabobank Nederland NV	0.305%	4/8/11	24,750,000	24,751,429
Royal Bank of Scotland	0.450%	3/4/11	70,000,000	70,000,000
Royal Bank of Scotland	0.450%	3/7/11	80,000,000	80,000,000
Royal Bank of Scotland	0.340%	4/21/11	65,000,000	65,000,000
Societe Generale	0.410%	4/7/11	77,000,000	77,000,000
Societe Generale NY	1.711%	5/5/11	100,000,000	100,000,000	(a)
Standard Chartered Bank	0.435%	4/6/11	75,000,000	75,000,374
Sumitomo Mitsui Banking Corp.	0.300%	4/8/11	112,000,000	112,000,000
Sumitomo Mitsui Banking Corp.	0.300%	4/21/11	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.	0.320%	4/21/11	65,000,000	65,000,000
Svenska Handelsbanken Inc.	0.280%	4/21/11	46,000,000	46,000,325

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	5

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Toronto Dominion Bank NY	0.300%	4/18/11	$50,000,000	$50,000,000
UBS AG Stamford Branch	0.310%	3/30/11	40,000,000	40,000,963
UBS AG Stamford Branch	0.622%	4/26/11	90,000,000	90,000,000	(a)
Total Certificates of Deposit				2,860,505,886
Commercial Paper — 34.5%
ASB Finance Ltd.	0.413%	4/7/11	15,000,000	15,000,000	(a)(b)
ASB Finance Ltd.	0.401%	5/4/11	62,150,000	62,105,804	(b)(c)
Bank of America Corp.	0.170%	3/1/11	274,700,000	274,700,000	(c)
Bank of Nova Scotia	0.250%	4/21/11	125,000,000	124,955,729	(c)
Barclays U.S. Funding LLC	0.381%	3/28/11	68,300,000	68,280,534	(c)
BNP Paribas Finance Inc.	0.170%	3/1/11	111,177,000	111,177,000	(c)
BNZ International Funding Ltd.	0.396%	3/9/11	62,150,000	62,144,545	(b)(c)
BNZ International Funding Ltd.	0.401%	3/30/11	22,000,000	21,992,911	(b)(c)
BNZ International Funding Ltd.	0.401%	4/14/11	75,000,000	74,963,333	(b)(c)
BPCE SA	0.410%	4/8/11	65,625,000	65,596,599	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.220%	3/8/11	75,000,000	74,996,792	(c)
Commerzbank U.S. Finance	0.381%	4/4/11	70,250,000	70,224,788	(c)
Commerzbank U.S. Finance Inc.	0.380%	4/21/11	72,650,000	72,610,890	(c)
Commerzbank U.S. Finance Inc.	0.380%	4/21/11	60,000,000	59,967,700	(c)
Commonwealth Bank of Australia	0.285%	3/10/11	55,000,000	54,996,081	(b)(c)
Credit Agricole North America Inc.	0.481%	3/3/11	14,830,000	14,829,605	(c)
Credit Agricole North America Inc.	0.300%	4/4/11	48,000,000	47,986,400	(c)
Credit Suisse NY	0.220%	3/30/11	50,000,000	49,991,139	(c)
Danske Corp.	0.441%	3/7/11	75,000,000	74,994,500	(b)(c)
Danske Corp.	0.250%	3/9/11	65,000,000	64,996,389	(c)
Danske Corp.	0.270%	3/10/11	21,750,000	21,748,532	(c)
Danske Corp.	0.325%	4/20/11	100,000,000	99,954,861	(b)(c)
DnB NOR Bank ASA	0.373%	4/21/11	50,000,000	50,000,000	(a)(b)
General Electric Capital Corp.	0.361%	4/14/11	117,400,000	117,348,344	(c)
General Electric Capital Corp.	0.240%	4/21/11	100,000,000	99,966,000	(c)
General Electric Co.	0.170%	3/4/11	49,750,000	49,749,295	(c)
HSBC USA Inc.	0.240%	4/15/11	35,000,000	34,989,500	(c)
ING U.S. Funding LLC	0.250%	3/21/11	75,000,000	74,989,583	(c)
ING U.S. Funding LLC	0.431%	4/4/11	85,000,000	84,965,481	(c)
ING U.S. Funding LLC	0.270%	4/8/11	50,000,000	49,985,750	(c)
Lloyds Bank PLC	0.466-0.476%	3/16/11	112,325,000	112,302,791	(c)
Natixis U.S. Finance Corp.	0.602%	3/11/11	50,000,000	49,991,667	(c)
Nordea North America Inc.	0.290%	3/2/11	9,000,000	8,999,927	(c)

See Notes to Financial Statements.

6	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2011

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Novartis Finance Corp.	0.482%	5/9/11	$36,000,000	$35,966,880	(b)(c)
Rabobank USA Finance Corp.	0.275%	4/12/11	100,000,000	99,967,917	(c)
Rabobank USA Finance Corp.	0.290%	4/15/11	96,000,000	95,965,200	(c)
RBS Financial NV	0.471%	5/4/11	45,000,000	44,962,400	(c)
Reckitt Benckiser Treasury	0.431%	4/5/11	56,475,000	56,451,390	(b)(c)
Reckitt Benckiser Treasury	0.431%	4/18/11	30,000,000	29,982,800	(b)(c)
Santander	0.550%	3/11/11	109,000,000	108,983,347	(c)
Shell International Finance BV	0.320%	4/1/11	35,000,000	34,990,356	(b)(c)
Siemens Capital Co. LLC	0.150%	3/3/11	24,750,000	24,749,794	(c)
Skandinaviska Enskilda Banken AG	0.511%	4/14/11	75,000,000	74,953,250	(b)(c)
Societe De Prise	0.321-0.326%	3/24/11	85,600,000	85,582,340	(c)
Societe Generale N.A.	0.170%	3/1/11	138,417,000	138,417,000	(c)
Societe Generale N.A.	0.401%	5/5/11	55,000,000	54,960,278	(c)
State Street Corp.	0.240%	4/8/11	85,000,000	84,978,466	(c)
Svenska Handelsbanken Inc.	0.290%	4/12/11	71,250,000	71,225,894	(c)
Svenska Handelsbanken Inc.	0.310%	4/15/11	87,000,000	86,966,288	(c)
Swedbank AB	0.350%	3/7/11	25,000,000	24,998,542	(c)
Swedbank AB	0.410%	3/14/11	8,000,000	7,998,816	(c)
Swedbank AB	0.290%	3/21/11	38,750,000	38,743,757	(c)
Swedbank AB	0.440%	4/8/11	79,380,000	79,343,132	(c)
Swedbank AB	0.430%	4/19/11	100,000,000	99,941,472	(c)
Toronto Dominion Holdings USA	0.245%	4/21/11	200,000,000	199,930,584	(b)(c)
United Technologies Corp.	0.160%	3/1/11	3,000,000	3,000,000	(c)
Total Commercial Paper				3,904,562,373
Corporate Bonds & Notes — 3.0%
Commonwealth Bank of Australia	0.374%	3/26/12	100,000,000	100,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.302%	3/21/12	145,000,000	145,000,000	(a)
National Australia Bank Ltd.	0.323%	8/19/11	50,000,000	50,000,000	(a)(b)
Nordea Bank AB	0.414%	3/16/12	40,000,000	40,000,000	(a)(b)
Total Corporate Bonds & Notes				335,000,000
Medium-Term Notes — 0.5%
Westpac Banking Corp.	0.443%	4/19/11	50,000,000	50,006,108	(a)(b)
Supranationals/Sovereigns — 2.2%
European Investment Bank	0.200%	3/24/11	59,750,000	59,742,365	(c)
European Investment Bank	0.400%	3/25/11	75,000,000	74,980,000	(c)
European Investment Bank	0.380%	3/28/11	77,000,000	76,978,055	(c)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	7

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Supranationals/Sovereigns — continued
International Bank for Reconstruction & Development	0.478%	3/4/11	$39,000,000	$39,000,693	(a)
Total Supranationals/Sovereigns				250,701,113
Time Deposits — 16.6%
Commerzbank Grand Cayman	0.170%	3/1/11	175,000,000	175,000,000	(a)
Credit Agricole Grand Cayman	0.190%	3/1/11	242,000,000	242,000,000	(a)
Danske Bank London	0.200%	3/1/11	109,700,000	109,700,000
Dexia Credit Local NY	0.180%	3/1/11	199,825,000	199,825,000
DnB NOR Bank ASA	0.170%	3/1/11	210,000,000	210,000,000
National Australia Bank	0.170%	3/1/11	149,700,000	149,700,000
Natixis Grand Cayman	0.200%	3/1/11	280,685,000	280,685,000
Royal Bank of Scotland Cayman	0.190%	3/1/11	125,000,000	125,000,000
Svenska Handelsbanken Grand Cayman	0.170%	3/1/11	165,000,000	165,000,000
UBS AG Cayman Islands	0.170%	3/1/11	224,700,000	224,700,000
Total Time Deposits				1,881,610,000
U.S. Government Agencies — 7.9%
Federal Farm Credit Bank (FFCB)	0.193%	5/19/11	160,000,000	159,996,490	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,996,898	(a)
Federal Home Loan Bank (FHLB), Notes	0.164%	7/11/11	78,600,000	78,585,524	(a)
Federal Home Loan Bank (FHLB), Notes	0.168%	7/20/11	50,000,000	49,994,103	(a)
Federal Home Loan Bank (FHLB), Notes	0.273%	10/13/11	100,000,000	99,981,442	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.363%	4/1/11	50,000,000	50,004,811	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.191%	5/5/11	150,000,000	149,991,950	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.150%	1/25/12	100,000,000	99,917,802	(a)
Federal National Mortgage Association (FNMA), Notes	0.192%	5/13/11	100,000,000	99,998,000	(a)
Federal National Mortgage Association (FNMA), Notes	0.223%	9/19/11	50,000,000	49,988,962	(a)
Total U.S. Government Agencies				888,455,982
U.S. Treasury Bills — 0.9%
U.S. Treasury Bills	0.180%	3/3/11	100,000,000	99,999,000	(c)

See Notes to Financial Statements.

8	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2011

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 8.8%
Barclays Capital Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $1,000,005,000; (Fully collateralized by U.S. government obligations, 2.125% due 2/29/16; Market value — $1,020,000,097)	0.180%	3/1/11	$1,000,000,000	$1,000,000,000
Total Investments — 100.1% (Cost — $11,320,840,462#)				11,320,840,462
Liabilities in Excess of Other Assets — (0.1)%				(10,852,662)
Total Net Assets — 100.0%				$11,309,987,800

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	9

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.7%
U.S. Government Agencies — 68.4%
Federal Farm Credit Bank (FFCB), Bonds	0.300%	7/23/12	$25,000,000	$25,010,585	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.230%	3/2/11	125,000,000	124,999,201	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170-0.200%	3/28/11	65,000,000	64,990,587	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	4/7/11	25,000,000	24,995,118	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	6/3/11	50,000,000	49,977,806	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	6/15/11	15,000,000	14,990,725	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	6/16/11	15,000,000	14,990,637	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	6/20/11	25,000,000	24,983,042	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	6/23/11	5,000,000	4,996,517	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	8/5/11	65,000,000	64,943,305	(b)
Federal Farm Credit Bank (FFCB), Notes	0.263%	10/7/11	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	37,000,000	36,988,669	(a)
Federal Farm Credit Bank (FFCB), Notes	0.291%	11/15/11	25,000,000	24,947,840	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	3/1/11	16,083,000	16,083,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170-0.175%	4/8/11	231,000,000	230,958,332	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.175%	4/13/11	45,340,000	45,330,523	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.200%	4/15/11	9,000,000	8,997,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170%	4/21/11	330,000,000	329,920,525	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.220%	5/13/11	29,105,000	29,092,016	(b)
Federal Home Loan Bank (FHLB), Notes	0.180%	5/26/11	42,000,000	41,986,950	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	25,000,000	24,998,643	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	30,000,000	29,998,139	(a)
Federal Home Loan Bank (FHLB), Notes	0.168%	7/20/11	35,000,000	34,995,872	(a)
Federal Home Loan Bank (FHLB), Notes	0.232%	9/26/11	30,000,000	29,986,110	(a)
Federal Home Loan Banks (FHLB), Bonds	0.184%	10/27/11	39,000,000	38,988,842	(a)
Federal Home Loan Banks (FHLB), Discount Notes	0.200%	4/14/11	12,028,000	12,025,060	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	3/7/11	62,600,000	62,598,331	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	3/14/11	56,498,000	56,493,716	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190-0.200%	3/28/11	175,000,000	174,974,313	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	4/7/11	40,000,000	39,993,011	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/12/11	62,139,000	62,124,501	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	4/18/11	100,000,000	99,977,333	(b)

See Notes to Financial Statements.

10	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2011

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	4/20/11	$50,000,000	$49,986,111	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	4/21/11	78,383,000	78,364,123	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.250%	4/26/11	50,000,000	49,980,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	5/16/11	50,000,000	49,974,667	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.363%	4/1/11	50,000,000	50,004,811	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.191%	5/5/11	100,000,000	100,002,275	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.170%	4/6/11	75,000,000	74,987,250	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	3/9/11	25,000,000	24,999,111	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.170%	3/23/11	50,000,000	49,994,806	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200-0.225%	3/30/11	155,372,000	155,345,853	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.170-0.175%	4/20/11	134,615,000	134,582,477	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/26/11	9,250,000	9,247,122	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	4/29/11	23,500,000	23,492,297	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	5/25/11	19,500,000	19,489,871	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200-0.210%	6/1/11	104,024,000	103,969,554	(b)
Federal National Mortgage Association (FNMA), Notes	0.223%	9/19/11	40,000,000	39,991,169	(a)
Total U.S. Government Agencies				2,885,749,052
U.S. Treasury Notes — 8.3%
U.S. Treasury Notes	0.875%	3/31/11	50,000,000	50,026,929
U.S. Treasury Notes	4.750%	3/31/11	275,000,000	276,035,841
U.S. Treasury Notes	1.125%	6/30/11	25,000,000	25,073,923
Total U.S.Treasury Notes				351,136,693
U.S. Treasury Bills — 4.3%
U.S. Treasury Bills	0.175%	3/3/11	50,000,000	49,999,514	(b)
U.S. Treasury Bills	0.180%	5/19/11	50,000,000	49,980,250	(b)
U.S. Treasury Bills	0.195%	5/26/11	50,000,000	49,976,708	(b)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	11

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	0.210%	6/2/11	$30,000,000	$29,983,725	(b)
Total U.S. Treasury Bills				179,940,197
Repurchase Agreements —18.7%
Barclays Capital Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $400,002,000; (Fully collateralized by various U.S. government obligations, 1.375% to 4.875% due 2/15/12; Market value — $408,000,011)	0.180%	3/1/11	400,000,000	400,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $387,407,829; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 3/2/11 to 2/15/41; Market value — $395,154,215)	0.170%	3/1/11	387,406,000	387,406,000
Total Repurchase Agreements				787,406,000
Total Investments — 99.7% (Cost — $4,204,231,942#)				4,204,231,942
Other Assets in Excess of Liabilities — 0.3%				11,518,434
Total Net Assets — 100.0%				$4,215,750,376

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Statements of assets and liabilities (unaudited)

February 28, 2011

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Assets:
Investments, at value	$11,320,840,462	$4,204,231,942
Cash	137	216
Interest receivable	2,945,480	5,811,016
Receivable for Fund shares sold	2,078,621	6,787,348
Prepaid expenses	188,875	113,397
Other assets	457,738	50,086
Total Assets	11,326,511,313	4,216,994,005

Liabilities:
Payable for Fund shares repurchased	13,006,662	424,851
Distribution fees payable	919,745	328,179
Investment management fee payable	704,145	147,802
Trustees’ fees payable	463,471	76,939
Distributions payable	88,481	13,229
Accrued expenses	1,341,009	252,629
Total Liabilities	16,523,513	1,243,629
Total Net Assets	$11,309,987,800	$4,215,750,376

Net Assets:
Par value (Note 6)	$113,098	$42,157
Paid-in capital in excess of par value	11,344,826,864	4,215,675,119
Overdistributed net investment income	(843,973)	—
Accumulated net realized gain (loss) on investments	(34,108,189)	33,100
Total Net Assets	$11,309,987,800	$4,215,750,376

Shares Outstanding:
ClassA	11,174,637,481	4,214,859,305
ClassB	14,898,796	—
ClassC	120,249,469	—
ClassI	—	857,971

Net Asset Value:
ClassA	$1.00	$1.00
ClassB	$1.00	—
ClassC	$1.00	—
ClassI	—	$1.00

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	13

Statements of operations (unaudited)

For the Six Months Ended February 28, 2011

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Investment Income:
Interest	$21,565,680	$4,886,060

Expenses:
Investment management fee (Note 2)	23,235,498	9,512,184
Distribution fees (Notes 2 and 4)	6,302,923	2,284,773
Transfer agent fees (Note 4)	2,556,597	127,130
Shareholder reports	299,162	103,249
Legal fees	289,645	121,657
Trustees’ fees	139,008	61,655
Insurance	137,603	55,016
Registration fees	106,038	47,241
Custody fees	40,398	11,688
Audit and tax	37,572	32,430
Fund accounting fees	—	49,501
Miscellaneous expenses	34,780	26,079
Total Expenses	33,179,224	12,432,603
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(15,178,898)	(7,781,732)
Net Expenses	18,000,326	4,650,871
Net Investment Income	3,565,354	235,189
Net Realized Gain on Investment Transactions	186,187	35,712
Increase from Contribution by Affiliate (Note 2)	244,113	—
Increase in Net Assets from Operations	$3,995,654	$270,901

See Notes to Financial Statements.

14	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Statements of changes in net assets

Western Asset Money Market Fund

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$3,565,354	$11,124,901
Net realized gain	186,187	6,645,871
Proceeds from settlement of a regulatory matter	—	43,691,279	†
Increase from contribution by affiliate	244,113	488,542
Increase in Net Assets From Operations	3,995,654	61,950,593

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(3,565,343)	(22,018,625)
Decrease in Net Assets From Distributions to Shareholders	(3,565,343)	(22,018,625)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	23,530,785,449	48,358,305,760
Reinvestment of distributions	3,421,698	21,117,806
Cost of shares repurchased	(24,988,051,882)	(53,247,873,928)
Decrease in Net Assets From Fund Share Transactions	(1,453,844,735)	(4,868,450,362)
Decrease in Net Assets	(1,453,414,424)	(4,828,518,394)

Net Assets:
Beginning of period	12,763,402,224	17,591,920,618
End of period*	$11,309,987,800	$12,763,402,224
* Includes overdistributed net investment income of:	$(843,973)	$(843,984)

†	The Fund received $43,447,902, $163,921, $79,044 and $412 for Classes A, B, C and I, respectively, related to this distribution.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	15

Statements of changes in net assets

Western Asset Government Money Market Fund

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$235,189	$605,294
Net realized gain	35,712	40,527
Proceeds from settlement of a regulatory matter	—	2,744,423	†
Increase in Net Assets From Operations	270,901	3,390,244

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(762,076)	(2,908,793)
Net realized gains	(43,139)	—
Decrease in Net Assets From Distributions to Shareholders	(805,215)	(2,908,793)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	7,015,982,268	16,174,921,277
Reinvestment of distributions	754,474	2,738,781
Cost of shares repurchased	(7,987,622,029)	(18,361,354,505)
Decrease in Net Assets From Fund Share Transactions	(970,885,287)	(2,183,694,447)
Decrease in Net Assets	(971,419,601)	(2,183,212,996)

Net Assets:
Beginning of period	5,187,169,977	7,370,382,973
End of period*	$4,215,750,376	$5,187,169,977
* Includes undistributed net investment income of:	—	$526,887

†	The Fund received $2,744,423 for Class A, related to this distribution.

See Notes to Financial Statements.

16	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Financial highlights

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31 , unless otherwise noted:
Class A Shares[1,2]	2011[3]		2010	2009[4]		2008[5]		2007[5]	2006[5,6]		2005[5,6]

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.001	0.003		0.027		0.048	0.045		0.027
Net realized gain (loss)	0.000	[7]	(0.002)	(0.000	)7	0.000	[7]	(0.000) [7]	(0.000)	[7]	0.000 [7]
Proceeds from settlement of a regulatory matter	—		0.003	—		—		—	—		—
Total income from operations	0.000	[7]	0.002	0.003		0.027		0.048	0.045		0.027

Less distributions from:
Net investment income	(0.000)	[7]	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)		(0.027)
Total distributions	(0.000)	[7]	(0.002)	(0.003)		(0.027)		(0.048)	(0.045)		(0.027)

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000		$1.000
Total return[8]	0.03%		0.16%[9]	0.33%[10]		2.73%[10]		4.90%	4.62%		2.75%

Net assets, end of period (billions)	$11		$13	$17		$20		$29	$25		$18

Ratios to average net assets:
Gross expenses	0.55%[11]		0.54%[12]	0.57%[11,12]		0.51%[12]		0.51%	0.52%[13]		0.58%
Net expenses[14,15]	0.30	[11,16,17]	0.26 [12,16,17]	0.55	[11,12,16,17]	0.51	[12]	0.51	0.51	[13,16]	0.58
Net investment income	0.06	[11]	0.08	0.52	[11]	2.76		4.79	4.55		2.72

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2011 (unaudited).

[4]	For the period January 31, 2009 through August 31, 2009.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 16, 2007

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.08%. Class A received $43,447,902 related to this distribution.

[10]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[11]	Annualized.

[12]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.25%, respectively, for the year ended August 31, 2010, 0.51% and 0.49%, respectively, for the period ended August 31, 2009 and would both have been 0.51% for the year ended December 31, 2008.

[13]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[14]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60% . This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[15]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[16]	Reflects fee waivers and/or expense reimbursements.

[17]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	17

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2011[2]		2010		2009[3]		2008[4]		2007[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.001		0.022		0.034
Net realized gain (loss)	0.000	[6]	(0.002)		0.000	[6]	0.000	[6]	(0.000)	[6]
Proceeds from settlement of a regulatory matter	—		0.005		—		—		—
Total income from operations	0.000	[6]	0.003		0.001		0.022		0.034

Less distributions from:
Net investment income	(0.000)	[6]	(0.003)		(0.001)		(0.022)		(0.034)
Total distributions	(0.000)	[6]	(0.003)		(0.001)		(0.022)		(0.034)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[7]	0.00%[8]		0.27%[9]		0.08%[10]		2.22%[10]		3.46%

Net assets, end of period (millions)	$15		$31		$46		$53		$31

Ratios to average net assets:
Gross expenses	1.30%[11]		1.18%		1.12%[11,12]		1.03%[12]		0.98%[11]
Net expenses[13]	0.36	[11,14,15]	0.32	[14,15]	0.93	[11,12,14,15]	1.03	[12]	0.98	[11]
Net investment income	0.01	[11]	0.02		0.12	[11]	2.12		4.31	[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2011 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.005%.

[9]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%. Class B received $163,921 related to this distribution.

[10]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[11]	Annualized.

[12]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.90%, respectively, for the period ended August 31, 2009 and would both have been 1.02% for the year ended December 31, 2008.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

18	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2011[2]		2010		2009[3]		2008[4]		2007[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.001		0.019		0.033
Net realized gain (loss)	0.000	[6]	(0.001)		0.000	[6]	0.000	[6]	(0.000)	[6]
Proceeds from settlement of a regulatory matter	—		0.001		—		—		—
Total income from operations	0.000	[6]	0.000	[6]	0.001		0.019		0.033

Less distributions from:
Net investment income	(0.000)	[6]	(0.000)	[6]	(0.001)		(0.019)		(0.033)
Total distributions	(0.000)	[6]	(0.000)	[6]	(0.001)		(0.019)		(0.033)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[7]	0.00%[8]		0.03%[9]		0.10%[10]		1.93%[10]		3.35%

Net assets, end of period (millions)	$120		$131		$162		$171		$157

Ratios to average net assets:
Gross expenses	1.12%[11]		1.14%		1.14%[11,12]		1.30%[12]		1.12%[11]
Net expenses[13]	0.35	[11,14,15]	0.31	[14,15]	0.90	[11,12,14,15]	1.30	[12]	1.12	[11]
Net investment income	0.01	[11]	0.02		0.14	[11]	1.90		4.17	[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2011 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.005%.

[9]

The total return reflects the partial distribution of a payment received due to the settlement of a regulatory matter. Absent this partial distribution, the total return would have been 0.02%. Class C received $79,044 related to this distribution.

[10]	If the Fund had not entered into the Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[11]	Annualized.

[12]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.86%, respectively, for the period ended August 31, 2009 and would both have been 1.29% for the year ended December 31, 2008.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	19

Western Asset Government Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1,2]	2011[3]		2010		2009[4]		2008[5]		2007[5]	2006[5,6]	2005[5,6]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.000	[7]	0.002		0.022		0.046	0.044	0.027
Net realized gain (loss)[7]	0.000		(0.000)		(0.000)		0.000		(0.000)	0.000	0.000
Proceeds from settlement of a regulatory matter	—		0.001		—		—		—	—	—
Total income from operations	0.000	[7]	0.001		0.002		0.022		0.046	0.044	0.027

Less distributions from:
Net investment income	(0.000)	[7]	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)
Net realized gains	(0.000)	[7]	—		—		(0.000)	[7]	—	—	(0.000) [7]
Total distributions	(0.000)	[7]	(0.001)		(0.002)		(0.022)		(0.046)	(0.044)	(0.027)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total return[8]	0.02%		0.05%[9]		0.24%		2.24%		4.69%	4.45%	2.69%

Net assets, end of period (billions)	$4		$5		$7		$8		$6	$3	$2

Ratios to average net assets:
Gross expenses	0.54%[10]		0.55%[11]		0.56%[10,11]		0.53%[11]		0.55%	0.57%[12]	0.59%
Net expenses[13,14]	0.20	[10,15,16]	0.30	[11,15,16]	0.55	[10,11,15,16]	0.53	[11]	0.55	0.55 [12,15]	0.59
Net investment income	0.01	[10]	0.01		0.37	[10]	2.16		4.53	4.37	2.63

[1]	On June 2, 2009, Exchange A shares were converted Class A shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2011 (unaudited).

[4]	For the period January 1, 2009 through August 31, 2009.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 16, 2007.

[7]	Amount represents less than $0.0005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been the same. Class A received $2,744,423 related to this distribution.

[10]	Annualized.

[11]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.30%, respectively, for the year ended August 31, 2010, 0.52% and 0.51%, respectively, for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[13]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to May 31, 2010, the expense limitation was 0.70%.

[14]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[15]	Reflects fee waivers and/or expense reimbursements.

[16]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

20	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Government Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$1.000	$1.000

Income from operations:
Net investment income[4]	0.000	0.000
Net realized gain[4]	0.000	0.000
Total income from operations	0.000	0.000

Less distributions from:
Net investment income[4]	(0.000)	(0.000)
Net realized gains[4]	(0.000)	—
Total distributions[4]	(0.000)	(0.000)

Net asset value, end of period	$1.000	$1.000
Total return[5]	0.01%	0.00%[6]

Net assets, end of period (millions)	$1	$1

Ratios to average net assets:
Gross expenses[7]	0.66%	0.46%
Net expenses[7,8,9,10]	0.20	0.25
Net investment income[7]	0.01	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2011 (unaudited).

[3]	For the period June 2, 2010 (inception date) to August 31, 2010.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Money Market Fund (the “Fund”) has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle. The liquidation of the Fund will occur in multiple stages, which commenced with the liquidation of Class I shares on August 27, 2010 (the “Class I Liquidation”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$11,320,840,462	—	$11,320,840,462

†	See Schedule of Investments for additional detailed categorizations.

Government Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$4,204,231,942	—	$4,204,231,942

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	23

accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds, if any, are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2011, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

24	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

As a result of an expense limitation arrangement between the Funds and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of Class A shares of the Money Market Fund did not exceed 0.60% and Class A and I shares of Government Money Market Fund did not exceed 0.60% and 0.50%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $15,178,898 and $7,781,732 for the Money Market Fund and Government Money Market Fund, respectively.

During the period, Legg Mason made a voluntary payment in the amount of $244,113 to the Money Market Fund. During the year ended August 31, 2010, Legg Mason made contribution to the Money Market Fund of $488,542 as reimbursement for payments advanced to Class I shareholders in connection with the Class I liquidation.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Class A, B and C shares of the Money Market Fund and Class A shares of the Government Money Market Fund acquired through exchanges with shares of other

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	25

Legg Mason funds are subject to the contingent deferred sales charge (“CDSC”), if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A or C shares. Class B shares of the Money Market Fund will convert to Class A shares approximately 8 years after purchase.

For the six months ended February 28, 2011, CDSCs paid to LMIS and its affiliates were approximately:

Money Market Fund

	Class A	Class B	Class C
CDSCs	—	$43,000	$1,000

The Funds had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of February 28, 2011, the Money Market Fund and the Government Money Market Fund had accrued $244,609 and $31,769, respectively, as deferred compensation payable.

All officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2011, neither the Money Market Fund nor the Government Money Market Fund invested in derivative instruments and does not have any intention to do so in the future.

4. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Money Market Fund pays a distribution fee with respect to its Class A, B and C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the Class. Distribution fees are accrued daily and paid monthly.

26	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2011, class specific expenses were as follows:

Money Market Fund

	Distribution Fees	Transfer Agent Fees
Class A	$5,925,695	$2,370,726
Class B	58,382	46,203
Class C	318,846	139,668
Total	$6,302,923	$2,556,597

Government Money Market Fund

	Distribution Fees	Transfer Agent Fees
Class A	$2,284,773	$126,172
Class I	—	958
Total	$2,284,773	$127,130

For the six months ended February 28, 2011 waivers and/or reimbursements by class were as follows:

Money Market Fund

Waivers/ Reimbursements
Class A	$14,573,992
Class B	110,398
Class C	494,508
Total	$15,178,898

Government Money Market Fund

Waivers/ Reimbursements
Class A	$7,779,744
Class I	1,988
Total	$7,781,732

5. Distributions to shareholders by class

Money Market Fund

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Net Investment Income:
Class A	$3,557,762	$21,713,388
Class B	1,173	86,747
Class C	6,408	45,945
Class I1	—	172,545
Total	$3,565,343	$22,018,625

[1]	On August 27, 2010, Class I shares were liquidated (Note 1).

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	27

Government Money Market Fund

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Net Investment Income:
Class A	$762,031	$2,908,759
Class I	45	34	[1]
Total	$762,076	$2,908,793

Net Realized Gains:
Class A	$43,130	—
Class I	9	—	[1]
Total	$43,139	—

[1]	For the period June 2, 2010 (inception date) to August 31, 2010.

6. Shares of beneficial interest

At February 28, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiple classes of shares.

Transactions in shares of each class were as follows:

Money Market Fund

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Class A
Shares sold	23,487,797,006	48,191,547,516
Shares issued on reinvestment	3,414,538	20,873,963
Shares repurchased	(24,918,469,456)	(52,855,849,333)
Net decrease	(1,427,257,912)	(4,643,427,854)

Class B
Shares sold	906,776	10,378,460
Shares issued on reinvestment	1,147	86,078
Shares repurchased	(16,609,128)	(26,442,398)
Net decrease	(15,701,205)	(15,977,860)

Class C
Shares sold	42,081,667	81,913,806
Shares issued on reinvestment	6,013	44,652
Shares repurchased	(52,973,298)	(112,995,955)
Net decrease	(10,885,618)	(31,037,497)

28	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010

Class I1
Shares sold	—	74,465,978
Shares issued on reinvestment	—	113,113
Shares repurchased	—	(252,586,242)
Net decrease	—	(178,007,151)

[1]	On August 27, 2010, Class I shares were liquidated (Note 1).

Government Money Market Fund

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Class A
Shares sold	7,015,646,788	16,174,079,898
Shares issued on reinvestment	754,421	2,738,747
Shares repurchased	(7,987,316,717)	(18,361,340,842)
Net decrease	(970,915,508)	(2,184,522,197)

Class I
Shares sold	335,480	841,379	[1]
Shares issued on reinvestment	53	34	[1]
Shares repurchased	(305,312)	(13,663)	[1]
Net increase	30,221	827,750

[1]	For the period June 2, 2010 (inception date) to August 31, 2010.

7. Capital loss carryforward

As of August 31, 2010, the Money Market Fund had a net capital loss carryforward of approximately $34,538,489 which expires on August 31, 2017. This amount will be available to offset any future taxable capital gains.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) (a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	29

Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

30	Legg Mason Partners Money Market Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

Legg Mason Partners Money Market Trust 2011 Semi-Annual Report	31

10. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

32	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Money Market Trust	33

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended

34	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

June 30, 2010 was slightly above the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory and took into account the proposed plans with respect to the Fund.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly above the median and Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current expense limitation applicable to one of the Fund’s share classes is expected to continue through December 2012.

Legg Mason Partners Money Market Trust	35

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

36	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Government Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Partners Money Market Trust	37

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the

38	Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

1-year period ended June 30, 2010 was slightly above the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Fund) classified as U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current expense limitation applicable to certain of the Fund’s share classes is expected to continue through December 2012.

Legg Mason Partners Money Market Trust	39

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its contractual management fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Money Market Fund

Western Asset

Government Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset* Servicing

4400 Computer Drive

Westborough, MA 01581

*	BNY Mellon Asset Servicing is co-transfer agent to Western Asset Money Market Fund

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Money Market Fund

Western Asset Government Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Legg Mason Partners Money Market Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926 or 1-212-857-8181.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926 or 1-212-857-8181, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010073 4/11 SR11-1350

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Money Market Trust

Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 26, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer of Legg Mason Partners Money Market Trust

Date: April 26, 2011